Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Leasing Activities	The Company’s leasing activities are as follows (dollars in thousands):

For the Nine Months Ended September 30, 2021
Operating lease cost	$901
Short-term lease cost	—
Variable lease cost	—

Total lease cost	$901

Other information:
Cash paid for operating leases	$798
Right-of-use assets obtained in exchange for new operating lease liability	$2,514
Weighted-average remaining lease term—operating lease	2.22
Weighted-average discount rate—operating lease	10%
The Company’s leasing activities are as follows (dollars in thousands):

	For the Year Ended December 31,
	2020	2019
Operating lease cost	$546	$402
Short-term lease cost	—	40
Variable lease cost	—	—

Total lease cost	$546	$442

Other information:
Cash paid for operating leases	$534	$356
Right-of-use assets obtained in exchange for new operating lease liability	$—	$1,736
Weighted-average remaining lease term - operating lease	4.19	4.87
Weighted-average discount rate - operating lease	10%	10%

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments as of September 30, 2021, were as follows (in thousands):

Year	3rd-Party Commitment	Related- Party Commitment	Total
2021 (remaining)	$466	$80	$546
2022	1,781	335	2,116
2023	159	339	498
2024	2	295	297
2025	—	309	309
Thereafter	—	—	—

Total minimum lease payments	$2,408	$1,358	$3,766

Less: imputed interest	(145)	(239)	(384)

Total lease liabilities	$2,263	$1,119	$3,382

The future minimum lease payments as of December 31, 2020, were as follows (in thousands):

Year	3rd-Party Commitment	Related-Party Commitment	Total
2021	$205	$320	$525
2022	12	335	347
2023	12	339	351
2024	2	295	297
2025	—	309	309
Thereafter	—	—	—

Total minimum lease payments	$231	$1,598	$1,829

Less: imputed interest	(12)	(329)	(341)

Total lease liabilities	$219	$1,269	$1,488